Financial Risk Management - Schedule of Company's Debt to Equity Ratio (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Instruments [Abstract]
Total liabilities	₩ 88,024	₩ 59,659
Total equity	₩ 177,348	₩ 115,766	₩ 75,552	₩ 43,998
Debt-to-equity ratio	50.00%	52.00%